UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 99.6%
BASIC MATERIALS 4.2%
CHEMICALS 2.8%
Dow Chemical Co.(a)	107,200	$3,406,816
E.I. Du Pont De Nemours & Co.(a)	31,200	1,257,360
PPG Industries(a)	23,800	1,388,016
		6,052,192
PAPER & FOREST PRODUCTS 1.4%
International Paper Co.(a)	110,600	2,895,508
TOTAL BASIC MATERIALS		8,947,700

COMMERCIAL SERVICES 2.6%
OFFICE/BUSINESS EQUIPMENT 2.0%
Avery Dennison Corp.(a)	32,100	1,427,808
Pitney Bowes(a)	85,700	2,850,382
		4,278,190
PRINTING 0.6%
RR Donnelley & Sons Co.(a)	49,900	1,224,047
TOTAL COMMERCIAL SERVICES		5,502,237

CONSUMER—CYCLICAL 4.9%
HOUSEHOLD DURABLES 0.7%
Ethan Allen Interiors(a)	55,700	1,560,714

HOUSEWARE 1.0%
Newell Rubbermaid(a)	121,500	2,097,090

LEISURE TIME 1.3%
Carnival Corp.(a)	75,600	2,672,460

MOTORCYCLE 0.7%
Harley-Davidson(a)	40,600	1,514,380

TOYS/GAMES/HOBBIES 1.2%
Mattel(a)	145,000	2,615,800
TOTAL CONSUMER—CYCLICAL		10,460,444

	Number
	of Shares	Value

CONSUMER—NON-CYCLICAL 9.9%
APPAREL 0.7%
VF Corp.(a)	19,800	$1,530,738

FOOD 2.3%
Hershey Co.(The)(a)	40,800	1,613,232
Kraft Foods(a)	48,901	1,601,508
SYSCO Corp.(a)	54,100	1,667,903
		4,882,643
HOUSEHOLD PRODUCTS 1.4%
Kimberly Clark Corp.(a)	47,300	3,066,932

PHARMACEUTICAL 4.9%
Abbott Laboratories	26,800	1,543,144
Eli Lilly and Co.(a)	54,500	2,399,635
Merck & Co.(a)	77,200	2,436,432
Pfizer(a)	220,400	4,064,176
		10,443,387
SPECIALTY RETAIL 0.6%
Home Depot(a)	54,800	1,418,772
TOTAL CONSUMER— NON-CYCLICAL		21,342,472

ENERGY—OIL & GAS 0.7%
Chevron Corp.(a)	17,500	1,443,400

FINANCIAL 17.9%
BANK 13.7%
Bank of America Corp.(a)	123,900	4,336,500
BB&T Corp.(a)	150,900	5,704,020
SunTrust Banks(a)	77,700	3,495,723
TCF Financial Corp.(a)	218,900	3,940,200
US Bancorp(a)	139,400	5,021,188
Wells Fargo & Co.(a)	105,900	3,974,427
Wilmington Trust Corp.(a)	102,200	2,946,426
		29,418,484

	Number
	of Shares	Value

DIVERSIFIED FINANCIAL SERVICES 4.2%
JPMorgan Chase & Co.(a)	33,900	$1,583,130
Marshall & Ilsley Corp.(a)	199,000	4,009,850
PNC Financial Services Group(a)	46,100	3,443,670
		9,036,650
TOTAL FINANCIAL		38,455,134

INDUSTRIAL 3.5%
CONTAINERS & PACKAGING 2.0%
Bemis Co.(a)	49,700	1,302,637
Sonoco Products Co.(a)	103,700	3,077,816
		4,380,453
DIVERSIFIED MANUFACTURING 0.5%
General Electric Co.(a)	41,100	1,048,050

METAL FABRICATE/HARDWARE 1.0%
Worthington Industries(a)	146,600	2,190,204
TOTAL INDUSTRIAL		7,618,707

MEDIA 1.1%
Gannett Co.(a)	137,100	2,318,361

REAL ESTATE 34.8%
DIVERSIFIED 6.9%
Brookfield Properties Corp.	144,450	2,288,088
Douglas Emmett	60,100	1,386,507
Entertainment Properties Trust	106,400	5,822,208
Vornado Realty Trust	59,200	5,384,240
		14,881,043
HEALTH CARE 1.6%
Ventas	70,399	3,479,118

HOTEL 1.3%
Host Hotels & Resorts	203,500	2,704,515

OFFICE 7.1%
Alexandria Real Estate Equities	29,900	3,363,750

	Number
	of Shares	Value

Boston Properties	65,000	$6,087,900
Kilroy Realty Corp.	43,000	2,054,970
SL Green Realty Corp.	57,002	3,693,730
		15,200,350
RESIDENTIAL—APARTMENT 4.8%
AvalonBay Communities	53,221	5,238,011
BRE Properties	44,800	2,195,200
Essex Property Trust	25,100	2,970,083
		10,403,294
SELF STORAGE 2.9%
Public Storage	62,300	6,168,323

SHOPPING CENTER 10.2%
COMMUNITY CENTER 3.7%
Developers Diversified Realty Corp.	47,596	1,508,317
Kimco Realty Corp.	50,000	1,847,000
Regency Centers Corp.	68,500	4,568,265
		7,923,582
REGIONAL MALL 6.5%
General Growth Properties	45,491	686,914
Macerich Co.	102,400	6,517,760
Simon Property Group	70,100	6,799,700
		14,004,374
TOTAL SHOPPING CENTER		21,927,956
TOTAL REAL ESTATE		74,764,599

TELECOMMUNICATIONS 3.4%
AT&T(a)	120,327	3,359,530
Verizon Communications(a)	124,000	3,979,160
		7,338,690

		Number
		of Shares	Value

UTILITIES 16.6%
ELECTRIC UTILITIES 2.7%
DPL(a)		117,500	$2,914,000
Pepco Holdings(a)		126,100	2,888,951
			5,802,951
GAS UTILITIES 3.4%
AGL Resources(a)		135,900	4,264,542
WGL Holdings(a)		95,500	3,098,975
			7,363,517
MULTI UTILITIES 10.5%
Alliant Energy Corp.(a)		76,200	2,454,402
CenterPoint Energy(a)		305,500	4,451,135
NSTAR(a)		128,000	4,288,000
OGE Energy Corp.(a)		76,100	2,349,968
SCANA Corp.(a)		116,100	4,519,773
Xcel Energy(a)		223,100	4,459,769
			22,523,047
TOTAL UTILITIES			35,689,515
TOTAL COMMON STOCK (Identified cost—$210,670,293)			213,881,259
SHORT-TERM INVESTMENT 0.3%
MONEY MARKET FUND
Federated U.S. Treasury Cash Reserves Fund, 0.99%(b) (Identified cost—$600,000)		600,000	600,000
TOTAL INVESTMENTS (Identified cost—$211,270,293)	99.9%		214,481,259

WRITTEN CALL OPTIONS	(1.5)%		(3,227,457)

OTHER ASSETS IN EXCESS OF LIABILITIES	1.6%		3,378,476

NET ASSETS (Equivalent to $16.76 per share based on 12,805,250 shares of common stock outstanding)	100.0%		$214,632,278

	Number of
	Contracts	Value
WRITTEN CALL OPTIONS
Alliant Energy Corp., Strike Price 34, 10/17/08	22,860	$(5,189)
AGL Resources Inc, Strike Price 35, 10/17/08	40,770	(3,241)
AT&T, Strike Price 34, 10/17/08	36,098	(1,083)
Avery Dennison Corp., Strike Price 47, 10/17/08	9,630	(6,496)
Bank of America Corp., Strike Price 29, 10/17/08	35,250	(256,190)
BB& T Corp., Strike Price 27, 10/17/08	43,110	(441,964)
Bemis Co., Strike Price 26, 10/17/08	17,220	(21,198)
Carnival Corp., Strike Price 38, 10/17/08	22,680	(14,089)
CenterPoint Energy, Strike Price 16, 10/17/08	91,650	(7,360)
Chevron Corp., Strike Price 90, 10/17/08	5,250	(3,535)
Dow Chemical Co., Strike Price 36, 10/17/08	35,760	(7,674)
DPL, Strike Price 28, 10/17/08	35,250	(1,897)
E I Du Pont De Nemours & Co., Strike Price 46, 10/17/08	9,360	(1,734)
Eli Lilly & Co., Strike Price 50, 10/17/08	17,700	(1,636)
Ethan Allen Interiors, Strike Price 26, 10/17/08	16,710	(37,340)
Gannet Co., Strike Price 18, 10/17/08	48,450	(38,697)
General Electric Co., Strike Price 29, 10/17/08	12,330	(1,432)
Harley-Davidson, Strike Price 39, 10/17/08	12,180	(18,047)
Home Depot, Strike Price 25, 10/17/08	16,440	(34,159)
Hershey Co.(The), Strike Price 37, 10/17/08	12,240	(47,142)
International Paper Co., Strike Price 24, 10/17/08	33,180	(79,964)
JPMorgan Chase & Co., Strike Price 42, 10/17/08	10,170	(62,655)
Kimberly Clark Corp., Strike Price 58, 10/17/08	14,190	(104,289)
Kraft Foods, Strike Price 31, 10/17/08	14,670	(31,838)

	Number of
	Contracts	Value

Marshall & Ilsley Corp., Strike Price 15, 10/17/08	59,700	$(368,122)
Mattel, Strike Price 22, 10/17/08	43,500	(2,506)
Merck & Co., Strike Price 39, 10/17/08	23,160	(808)
Newell Rubbermaid, Strike Price 17, 10/17/08	40,290	(35,463)
NSTAR, Strike Price 33, 10/17/08	40,590	(25,474)
OGE Energy Corp., Strike Price 32, 10/17/08	24,780	(4,968)
Pepco Holdings, Strike Price 26, 10/17/08	37,830	(2,293)
Pfizer, Strike Price 19, 10/17/08	66,120	(25,701)
Pitney Bowes, Strike Price 34, 10/17/08	25,710	(15,498)
PNC Financial Services Group, Strike Price 67, 10/17/08	13,830	(136,181)
PPG Industries, Strike Price 64, 10/17/08	7,140	(3,619)
RR Donnelley & Sons Co., Strike Price 29, 10/17/08	14,970	(1,124)
SCANA Corp., Strike Price 37, 10/17/08	34,830	(82,418)
Sonoco Products Co., Strike Price 33, 10/17/08	31,110	(7,899)
SunTrust Banks , Strike Price 36, 10/17/08	21,780	(229,796)
SYSCO Corp., Strike Price 31, 10/17/08	16,230	(14,675)
TCF Financial Corp., Strike Price 14, 10/17/08	65,670	(303,409)
US Bancorp, Strike Price 29, 10/17/08	41,820	(294,542)
Verizon Communications, Strike Price 37, 10/17/08	37,200	(1,860)
V F Corp., Strike Price 77, 10/17/08	5,940	(18,844)
WGL Holdings Inc, Strike Price 35, 10/17/08	28,650	(2,682)
Wells Fargo & Co., Strike Price 29, 10/17/08	31,770	(292,332)
Wilmington Trust Corp., Strike Price 26, 10/17/08	30,660	(103,925)
Worthington Industries, Strike Price 18, 10/17/08	48,360	(7,931)
Xcel Energy, Strike Price 21, 10/17/08	66,930	(16,538)
TOTAL WRITTEN CALL OPTIONS (Premiums received—$(1,814,354)		$(3,227,457)

Note: Percentages indicated are based on the net assets of the fund.

(a) A portion or all of the security is held in connection with written call option contracts.

(b) Rate quoted represents the seven day yield of the Fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$214,481,259	$213,881,259	$600,000	$—

Other Financial Instruments*	$(3,227,457)	$—	$(3,227,457)	$—

Total	$211,253,802	$213,881,259	$(2,627,457)	$—

* Other financial instruments include written call options.

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$21,437,861
Gross unrealized depreciation	(18,226,895)
Net unrealized appreciation	$3,210,966

Cost for federal income tax purposes	$211,270,293

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 26, 2008